CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.
2.	There are no changes to the Prospectuses and Asset Allocation Funds Statement of Additional Information (“SAI”), Combined Funds SAI, Money Market Funds SAI, Real Return Allocation Fund SAI, and Value Funds Class L Shares SAI from the forms of the Prospectuses and Asset Allocation Funds SAI, Combined Funds SAI, Money Market Funds SAI, Real Return Allocation Fund SAI, and Value Funds Class L Shares SAI that were filed in Post-Effective Amendment No. 163 (“PEA No. 163”) on October 28, 2011, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Risk-Managed Core Fund	Janus Global Bond Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class S Shares
— Class T Shares	— Class T Shares
INTECH Risk-Managed Growth Fund	Janus Government Money Market Fund
— Class A Shares	— Class D Shares
— Class C Shares	— Class T Shares
— Class I Shares	Janus Growth Allocation Fund
— Class S Shares	— Class A Shares
— Class T Shares	— Class C Shares
INTECH Risk-Managed International Fund	— Class D Shares
— Class A Shares	— Class I Shares
— Class C Shares	— Class S Shares
— Class I Shares	— Class T Shares
— Class S Shares	Janus High-Yield Fund
— Class T Shares	— Class A Shares
INTECH Risk-Managed Value Fund	— Class C Shares
— Class A Shares	— Class D Shares
— Class C Shares	— Class I Shares
— Class I Shares	— Class R Shares
— Class S Shares	— Class S Shares
— Class T Shares	— Class T Shares
Janus Conservative Allocation Fund	Janus Moderate Allocation Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class S Shares
— Class T Shares	— Class T Shares
Janus Flexible Bond Fund	Janus Money Market Fund
— Class A Shares	— Class D Shares
— Class C Shares	— Class T Shares
— Class D Shares
— Class I Shares
— Class R Shares
— Class S Shares
— Class T Shares

Janus Real Return Allocation Fund	Perkins Mid Cap Value Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class L Shares
— Class T Shares	— Class R Shares
Janus Short-Term Bond Fund	— Class S Shares
— Class A Shares	— Class T Shares
— Class C Shares	Perkins Small Cap Value Fund
— Class D Shares	— Class A Shares
— Class I Shares	— Class C Shares
— Class S Shares	— Class D Shares
— Class T Shares	— Class I Shares
Janus World Allocation Fund	— Class L Shares
— Class A Shares	— Class R Shares
— Class C Shares	— Class S Shares
— Class I Shares	— Class T Shares
— Class S Shares	Perkins Value Plus Income Fund
— Class T Shares	— Class A Shares
Perkins Large Cap Value Fund	— Class C Shares
— Class A Shares	— Class D Shares
— Class C Shares	— Class I Shares
— Class D Shares	— Class S Shares
— Class I Shares	— Class T Shares
— Class S Shares
— Class T Shares
     (collectively, the “Funds”)
3.	The text of PEA No. 163 has been filed electronically.
DATED: November 2, 2011

JANUS INVESTMENT FUND on behalf of the Funds
By	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President